Accounts Receivable (Tables)	12 Months Ended
Sep. 30, 2012
Accounts Receivable [Abstract]
Schedule Of Accounts Receivable Net Of Allowance For Doubtful Accounts

(Dollars in thousands)	2012	2011
Commercial	$147,685	137,498
U.S. Government and prime contractors	3,366	6,585
Total	$151,051	144,083